Revenue - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue From Contract With Customer [Line Items]
Revenues	$ 6,262,000	$ 3,796,000	$ 20,012,064	$ 13,966,251
Contract assets	0		0	0
Advances from customers			0	5,000
Shipping and Handling
Revenue From Contract With Customer [Line Items]
Revenues	$ 389,000	$ 57,000	$ 800,000	$ 400,000